MD&A - Capital management (Narrative) (Detail) SFr in Billions	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Disclosure Of Capital Management [Line Items]
TLAC-eligible senior unsecured notes issued	SFr 10.4
Call of non-Basel III-compliance tier 1 and 2 capital instruments	2.7
Increase (decrease) in fully-applied CET1 capital	2.0
Increase(decrease) in fully-applied loss-absorbing AT1 capital	0.4
Fully-applied loss-absorbing AT1 capital	9.2
Gone concern loss-absorbing capacity on a fully applied basis	36.4
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	27.2
Increase in Gone concern loss-absorbing capacity on a fully applied basis	7.1
Deferred Contingent Capital Plan
Disclosure Of Capital Management [Line Items]
High-trigger loss-absorbing additional tier one capital instruments issued	0.4
UBS AG
Disclosure Of Capital Management [Line Items]
TLAC-eligible senior unsecured notes issued	10.4
Call of non-Basel III-compliance tier 1 and 2 capital instruments	SFr 2.7